Accounts payable and other liabilities	12 Months Ended
Dec. 31, 2019
Accounts payable and other liabilities [abstract]
Accounts payable and other liabilities
28	Accounts payable and other liabilities

Accounts payable and other liabilities comprised:

	As at 31 December
	2019	2018

Accounts and notes payable	15,850,958	14,683,707
Payables to contractors for construction	12,695,720	12,353,097
Retention payables to contractors	1,537,024	1,557,737
Accrued interests	1,276,703	1,152,767
Others	5,909,676	5,391,372

Total	37,270,081	35,138,680

Please refer to Note 37(a)(iv) for details of accounts payable and other liabilities due to the related parties.

As at 31 December 2019, there were notes payable, amounting to RMB89 million (2018: nil), secured by notes receivable.

As at 31 December 2019 and 31 December 2018, the accounts and notes payables and other liabilities are non-interest-bearing.

The carrying amounts of financial liabilities included in accounts payable and other liabilities are denominated in the following currencies:

	As at 31 December
	2019	2018

RMB	34,996,912	33,354,665
S$ (RMB equivalent)	1,024,453	561,064
US$ (RMB equivalent)	940,749	1,075,678
JPY (RMB equivalent)	12,564	10,088
EUR (RMB equivalent)	1,194	-
PKR (RMB equivalent)	294,209	137,185

Total	37,270,081	35,138,680

The ageing analysis of accounts and notes payable was as follows:

	As at 31 December
	2019	2018

Within 1 year	15,435,470	14,423,179
Between 1 to 2 years	311,880	143,514
Over 2 years	103,608	117,014

Total	15,850,958	14,683,707